Filed with the Securities and Exchange Commission on June 30, 2003

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

             Pre-Effective Amendment No.                                     |_|


             Post-Effective Amendment No. 123                                |X|
                                          ---

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

                              Amendment No. 125                              |X|
                                           ----

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5344

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

As soon as practical after the effective date of this Registration Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

  X      immediately upon filing pursuant to paragraph (b)
------

         on                     pursuant to paragraph (b)
-----       -------------------

         60 days after filing pursuant to paragraph (a)(1)
-------

         on                               pursuant to paragraph (a)(1)
-------     -----------------------------

         75 days after filing pursuant to paragraph (a)(2)
-----

         on                        pursuant to paragraph (a)(2) of Rule 485.
-------     ----------------------

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   PROSPECTUS



                                  JUNE 30, 2003






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                       THE AMERICAN TRUST ALLEGIANCE FUND

                                One Court Street
                          Lebanon, New Hampshire 03766
                             www.allegiancefund.com
                              Trading Symbol: ATAFX

The American Trust Allegiance Fund (the "Fund") is a mutual fund with the investment objective of capital appreciation. The Fund attempts to achieve its objective by investing in equity securities.

The Fund's investment advisor is American Trust Investment Advisors, LLC.

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and kept for future reference.

Please see the Fund's Privacy Notice on the inside back cover.




                         Prospectus dated June 30, 2003


                                Table of Contents

An Overview of the Fund: Risk/Return Summary...................................4
Fund Performance...............................................................4
Fees and Expenses..............................................................5
Investment Objective, Strategies and Related Risks.............................6
Investment Advisor.............................................................8
How to Purchase Shares of the Fund.............................................8
How to Redeem Your Shares.....................................................11
Distributions and Taxes.......................................................13
Financial Highlights..........................................................15
PRIVACY NOTICE.................................................Inside back cover


                  An Overview of the Fund: Risk/Return Summary

The Fund seeks capital appreciation by investing in stocks that the Advisor, American Trust Investment Advisors, LLC, expects will appreciate in value over the long term.

The Advisor expects that the Fund's portfolio will usually consist predominantly of large- and mid-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund's portfolio. The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries.

Principal Risks of Investing in the Fund

The risk exists that you could lose money on your investment in the Fund. This could happen if any of the following events happen:

o    The stock market goes down
o    Large- or mid-capitalization stocks fall out of favor with the stock market
o Securities of smaller-capitalization companies involve greater volatility than investing in larger more established companies
o Companies in which the Fund invests do not grow, grow more slowly than anticipated, or fall in value

                                Fund Performance


The following performance information indicates some of the risks and returns of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index. Past performance is no guarantee of future results. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns*

[BAR CHART]
1998:   36.87%
1999:   38.03%
2000:  -11.53%
2001:  -27.01%
2002:  -18.28%



*The Fund's year-to-date total return as of March 31, 2003 was -5.25%.


During the period shown in the bar chart, the Fund's highest quarterly return was 31.09% for the quarter ended December 31, 1999, and the lowest quarterly return was -23.03% for the quarter ended March 31, 2001.


Average Annual Total Return as of December 31, 2002

                                                                  Since
                                              1 Year   5 Years  Inception (1)
                                              ------   -------  -------------
American Trust Allegiance Fund
     Return Before Taxes                     -18.28%   -0.06%     3.83%
     Return After Taxes on Distributions (2) -18.28%   -0.36%     3.57%
     Return After Taxes on Distributions
         and Sale of Fund Shares (2)         -11.23%    0.01%     3.17%
S&P 500 Composite Stock Price Index (3)      -22.10%   -2.90%     3.34%
------------------------
(1)  The inception date of the Fund was March 11, 1997.

(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.


(3) The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

                                Fees and Expenses


The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. There are two types of expenses involved: shareholder transaction expenses (such as sales loads) and annual operating expenses (such as investment advisory fees). The Fund is a no-load mutual fund that has no shareholder transaction expenses.


Annual Fund Operating Expenses
(as a percentage of average net assets)


Investment Advisory Fees.......................................0.95%
Other Expenses.................................................1.00%
Total Annual Fund Operating Expenses.......................... 1.95%
                                                               -----
         Fee Reduction and/or Expense Reimbursements (1) .... (0.50)%
                                                               -----
Net Annual Fund Operating Expenses............................ 1.45%

(1) The Advisor has contractually agreed to waive its fees and/or absorb Fund expenses, until such contractual arrangement is terminated by the Board of Trustees, to ensure that the Fund's net annual fund operating expenses (excluding interest and tax expenses) will not exceed 1.45%. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Board of Trustees may terminate this expenses reimbursement arrangement at any time.


Expense Example


This Example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It is based on the net annual fund operating expenses shown above, and it assumes that these expenses will remain the same over the time periods shown. It also assumes that you make a single $10,000 investment in the Fund to start with, that you reinvest dividends and distributions and that you earn a 5% return each year. Finally, for each period, it assumes that you redeem all of your shares at the end of that period. Again, this Example is hypothetical, and your actual expenses may be higher or lower.


    1 Year        3 Years         5 Years          10 Years
     $148           $459            $792            $1,735

               Investment Objective, Strategies and Related Risks

What is the Fund's Investment Objective?

The investment objective of the Fund is to seek capital appreciation.

How does the Fund Seek to Achieve its Objective?


The Advisor selects stocks for the Fund's portfolio that it expects will appreciate in value over the long term. The Advisor uses a "bottom up" approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market. It focuses on finding companies that meet its financial criteria, include a history of consistent earnings and revenue growth, or strong prospects of earnings and revenue growth, and a strong balance sheet. The Advisor purchases the securities of a company with the intention of holding them for a minimum of three years, subject to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company's valuation or competitive position. Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. Normally, the companies in which the Fund invests represent the eight major economic or market sectors.


The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries. While a company may conduct operations in one of these areas, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund's portfolio will generally consist predominantly of large and mid-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund's portfolio. A small-capitalization stock is considered to be one which has a market capitalization of less than $500 million at the time of investment.


The Fund's portfolio turnover rate may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues or circumstances warrant such action. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The Fund's annual portfolio turnover rate is noted in the Financial Highlights section of this Prospectus.


There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other Securities the Fund might Purchase

Under normal market conditions, the Fund will invest at least 85% of its total assets in common stocks. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

If the Fund takes a defensive posture, the Fund may not reach its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

                    Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund: Risk/Return Summary." These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished.

Small and Medium Companies Risk. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. In addition, small-capitalization stocks often pay no dividends, but income is not a primary goal of the Fund.

                               Investment Advisor


The Fund's Advisor, American Trust Investment Advisors, LLC, One Court Street, Lebanon, New Hampshire 03766, is dedicated primarily to providing investment management services to individuals, charitable organizations, foundations and corporations. The Advisor and its holding company, American Trust Company, provide investment management services to individual and institutional accounts with an aggregate value in excess of $150 million as of May 31, 2003. Paul H. Collins and Jeffrey M. Harris, CFA, are principally responsible for the management of the Fund's portfolio. Mr. Collins (who controls the Advisor) has been active in the investment field professionally for 25 years. Mr. Collins has been President of the Advisor and has been managing portfolios of clients of the Advisor since its founding in 1991. Mr. Harris, Senior Vice President of the Advisor, has been active in the investment field professionally for 23 years, managing portfolios for more than the last five years, and managing portfolios of clients of the Advisor since he became associated with the Advisor in 1995.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended February 28, 2003, the Advisor received advisory fees of 0.45% of the Fund's average daily net assets, net of waiver.


                             Shareholder Information

How to Purchase Shares of the Fund


There are several ways to purchase shares of the Fund. An Account Application, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or wire. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to "The American Trust Allegiance Fund". The Fund will not accept payment in cash, including cashier's check or money order. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled. A charge may be imposed if your check does not clear. The Fund does not issue share certificates and its shares are not registered for sale outside of the United States. The Fund reserves the right to reject any purchase in whole or in part. If you have questions about how to invest, or about how to complete the Account Application, please call an account representative at (800) 385-7003.


You may Send Money to the Fund by Mail


If you wish to invest by mail, simply complete the Account Application and mail it with a check (made payable to "The American Trust Allegiance Fund") to:

Regular Mail                              Overnight Delivery
------------                              ------------------
The American Trust Allegiance Fund        The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI  53202

Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.


You may Wire Money to the Fund


If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, OH 45202
                  ABA #: 042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                           A/C #112-952-137
                  FFC:     The American Trust Allegiance Fund
                           Shareholder Registration
                           Shareholder Account Number (if known)


If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at (800) 385-7003. Your bank may charge you a fee for sending a wire to the Fund.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together "brokers") that have made arrangements with the Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. The Advisor may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Minimum Investments

The minimum initial investment in the Fund is $2,500. The minimum subsequent investment is $250. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.

Subsequent Investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to invest additional money by wire, it is important for you to call the Fund at (800) 385-7003.

When is Money Invested in the Fund?

Any money received for investment in the Fund, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). The net asset value is calculated at the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the Price of the Fund?

The Fund's net asset value per share, or price per share, is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

Retirement Plans

You may obtain prototype IRA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan


You may make regular monthly investments in the Fund using the Automatic Investment Plan. An Automatic Clearing House (ACH) debit is drawn electronically against your account at a financial institution of your choice. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated net asset value. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and you may terminate your participation by notifying the Transfer Agent in writing, sufficiently in advance of the next withdrawal. The minimum monthly investment amount is $100.


                            How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their next calculated net asset value on each day the NYSE is open for trading.

Redemptions in Writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:


Regular Mail                               Overnight Delivery
------------                               ------------------
The American Trust Allegiance Fund         The American Trust Allegiance Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI  53202


Redemptions by Telephone


If you  complete  the  Redemption  by  Telephone  portion of the Fund's  Account
Application, you may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 385-7003 before the close of trading on the NYSE. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. Telephone redemptions cannot be made for retirement plan accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the Account Application. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days notice to shareholders.


You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Signature Guarantees


If the value of the shares you wish to redeem exceeds $100,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.


When are Redemption Payments Made?

Redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.


If shares were purchased by wire, payment of your redemption proceeds for those shares will not be made until the day after the Account Application is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 days. This delay can be avoided by investing by wire or by using a certified or official bank check to make the purchase.


Systematic Withdrawals

The Fund offers a Systematic Withdrawal Plan whereby you may request that a check drawn in a predetermined amount be sent to you each month or calendar quarter. To start this Plan, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. The Plan may be terminated or modified by you or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Other Information about Redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.


The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.


                             Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write the Transfer Agent in advance of the payment date for the distribution.


Any dividend or capital gain distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Taxes

Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gain dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held. You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


                              Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance during its prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP for the years ended February 28, 2003, February 28, 2002, February 28, 2001 and February 29, 2000, and by other independent accountants for the period prior to February 29, 2000. PricewaterhouseCoopers LLP's report and the Fund's financial statements are included in the Fund's annual report, which is available upon request.

For a share outstanding throughout each period


                                             Year     Year      Year      Year      Year
                                             Ended    Ended     Ended     Ended    Ended
                                            2/28/03  2/28/02   2/28/01   2/28/00  2/28/99
                                            -------  -------   -------   -------  -------

Net asset value, beginning of period        $14.05   $16.76    $25.56    $16.93   $13.48
                                            ------   ------    ------    ------   ------

Income from investment operations:
     Net investment loss                     (0.04)   (0.08)    (0.16)    (0.11)   (0.07)
     Net realized and unrealized
         (loss)/gain on investments          (3.07)   (2.24)    (8.10)     8.74     3.74
                                             ------   ------    ------     ----     ----
Total from investment operations             (3.11)   (2.32)    (8.26)     8.63     3.67
                                             ------   ------    ------     ----     ----

Less distributions:
     From net realized gain                    -      (0.39)    (0.54)      -     (0.22)
                                             -----    ------    ------    -----    ------

Net asset value, end of period              $10.94   $14.05    $16.76    $25.56   $16.93
                                            ======   ======    ======    ======   ======

Total return                                (22.14)% (13.86)%  (32.68)%   50.97%   27.47%

Ratios/supplemental data:
Net assets, end of period (millions)        $18.3    $26.1     $32.0     $36.9    $13.3

Ratio of expenses to average net assets:
     Before expense reimbursement             1.95%    1.80%     1.56%     1.75%    2.30%
     After expense reimbursement              1.45%    1.45%     1.45%     1.45%    1.45%

Ratio of net investment loss to
   average net assets:
     After fees waived and expenses
     absorbed                                (0.33)%  (0.52)%   (0.77)%   (0.73)%  (0.57)%

Portfolio turnover rate                     108.19%   73.96%    86.13%    39.81%   40.99%




                               Investment Advisor
                     American Trust Investment Advisors, LLC
                                One Court Street
                                Lebanon, NH 03766


                             Independent Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103


                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


                                    Custodian
                         U.S. Bank, National Association
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 385-7003


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94104





                                 PRIVACY NOTICE


The Fund collects non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.



                       The American Trust Allegiance Fund,
                        a series of Advisors Series Trust

                              For More Information

The Statement of Additional Information (SAI) for the Fund includes additional information about the Fund, which is incorporated by reference into this Prospectus.

The Fund's annual and semi-annual reports to shareholders contains additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:


                                 1-800-385-7003
                       The American Trust Allegiance Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701


The SAI and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information about the Room's operations.

Reports and other Fund information are also available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC's Public Reference Room, Washington, DC 10549-0102 or by electronic request to the following e-mail address: publicinfo@sec.gov.




               (The Trust's SEC Investment Company Act file number is 811-07959)




                       THE AMERICAN TRUST ALLEGIANCE FUND

                       Statement of Additional Information


                               Dated June 30, 2003

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated June 30, 2003, as may be revised from time to time, of The American Trust Allegiance Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). American Trust Investment Advisors, LLC (the "Advisor") is the investment advisor to the Fund. A copy of the prospectus may be obtained from the Fund at One Court Street, Lebanon, NH 03766 or by calling (800) 385-7003.

The Fund's financial statements for the fiscal year ended February 28, 2003, are incorporated herein by reference to the Fund's Annual Report dated February 28, 2003. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.



                                TABLE OF CONTENTS


THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
MANAGEMENT.....................................................................8
INVESTMENT ADVISOR AND OTHER SERVICES.........................................12
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16
PORTFOLIO TURNOVER............................................................18
DETERMINATION OF NET ASSET VALUE..............................................18
PURCHASE AND REDEMPTION OF FUND SHARES........................................19
TAX MATTERS...................................................................22
DIVIDENDS AND DISTRIBUTIONS...................................................24
PERFORMANCE INFORMATION.......................................................25
ANTI-MONEY LAUNDERING PROGRAM.................................................29
GENERAL INFORMATION...........................................................29
FINANCIAL STATEMENTS..........................................................31
APPENDIX......................................................................32


                                    THE TRUST


     The Trust is an open-end, non-diversified management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund.


     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to seek capital appreciation. The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund.


Short-Term Investments

     The Fund may invest in any of the following securities and instruments:


     Bank Certificates or Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


     Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's ("S&P"), "Prime-1" by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.


Investment Company Securities


     The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock or any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Government Obligations

     The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Foreign Investments and Currencies

     The Fund may invest in securities of foreign issuers that are publicly traded in the United States. The Fund may also invest up to 5% of its total assets in depositary receipts.

     Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

     In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

Borrowing

     The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

Risks of Investing in Small Companies

     As stated in the Prospectus, the Fund may invest in securities of small companies. Additional risks of such investments include the markets on which such securities are frequently traded. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Investment Restrictions

     The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or
(ii) more than 50% of the outstanding shares of the Fund.

     As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund's position in any single issuer may not represent more than 10% of such issuer's voting securities. The Fund's investment objective is also fundamental.

        In addition, the Fund may not:

     1. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

     5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     6. Purchase or sell commodities or commodity futures contracts;

     7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

     8. Make investments for the purpose of exercising control or management.

     The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

     The Fund may not:

     1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or


     2. Invest in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).


     Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

     The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



-----------------------------------------------------------------------------------------------------------
                       Position    Term of Office and
  Name, Address          with      Length of Time        Principal Occupation During  Other Directorships
     and Age           the Trust       Served                 Past Five Years               Held
-----------------------------------------------------------------------------------------------------------
Independent Trustees of the Trust
-----------------------------------------------------------------------------------------------------------

Walter E. Auch*         Trustee    Indefinite term       Management Consultant        Director,
  (born 1921)                      since February 1997.                               Nicholas-Applegate
2020 E. Financial Way                                                                 Funds, Citigroup
Glendora, CA 91741                                                                    Funds, Pimco
                                                                                      Advisors LLP and
                                                                                      Senele Group.
-----------------------------------------------------------------------------------------------------------
Donald E. O'Connor*     Trustee    Indefinite term       Financial Consultant;        Independent Director,
  (born 1936)                      since February 1997.  formerly Executive Vice      The Forward Funds.
2020 E. Financial Way                                    President and Chief
Glendora, CA 91741                                       Operating Officer of
                                                         ICI Mutual Insurance
                                                         Company (until January
                                                         1997).
-----------------------------------------------------------------------------------------------------------
George T. Wofford III*  Trustee    Indefinite term       Senior Vice President,       None.
  (born 1939)                      since February 1997.  Information Services,
2020 E. Financial Way                                    Federal Home Loan Bank
Glendora, CA 91741                                       of San Francisco.
-----------------------------------------------------------------------------------------------------------
James Clayburn LaForce* Trustee    Indefinite term       Dean Emeritus, John E.       Director, The Payden
  (born 1927)                      since May 2002.       Anderson Graduate School     & Rygel Investment
2020 E. Financial Way                                    of Management,               Group, The Metzler/
Glendora, CA 91741                                       University of                Payden Investment
                                                         California, Los Angeles.     Group, PIC Investment
                                                                                      Trust, PIC Small Cap
                                                                                      Portfolio, PIC
                                                                                      Balanced Portfolio,
                                                                                      PIC Growth Portfolio,
                                                                                      PIC MidCap Portfolio,
                                                                                      BlackRock Funds,
                                                                                      Jacobs Engineering,
                                                                                      Arena Pharmaceuticals
                                                                                      Cancervax.
---------------------------------------------------------------------------------------------------------
George J. Rebhan*       Trustee    Indefinite term       Retired; formerly            Trustee, E*TRADE
  (born 1934)                      since May 2002.       President, Hotchkis and      Funds.
2020 E. Financial Way                                    Wiley Funds (mutual funds)
Glendora, CA 91741                                       from 1985 to 1993.
---------------------------------------------------------------------------------------------------------
Interested Trustee of the Trust
---------------------------------------------------------------------------------------------------------
Eric M. Banhazl**       Trustee    Indefinite term       Senior Vice President, U.S.   None.
  (born 1957)                      since February 1997.  Bancorp Fund Services, LLC
2020 E. Financial Way                                    since July 2001; Treasurer,
Glendora, CA 91741                                       Investec Funds; formerly,
                                                         Executive Vice President,
                                                         Investment Company
                                                         Administration, LLC;
                                                         ("ICA") (mutual fund
                                                         administrator and the
                                                         Fund's former
                                                         administrator)
---------------------------------------------------------------------------------------------------------
Officers of the Trust
---------------------------------------------------------------------------------------------------------
Eric M. Banhazl        President   Indefinite term       See Above.                    See Above.
  (see above)          (Interested since February
                       Trustee -   1997.
                       see above.)
-------------------------------------------------------- -------------------------------------------------
Douglas G. Hess         Treasurer  Indefinite term       Vice President, Compliance    None.
  (born 1967)                      since June 2003.      and Administration, U.S.
615 East Michigan St.                                    Bancorp Fund Services, LLC
Milwaukee, WI 53202                                      since March 1997.
----------------------------------------------------------------------------------------------------------
Chad E. Fickett         Secretary  Indefinite term       Compliance Administrator,     None.
  (born 1973)                      since March 2002.     U.S. Bancorp Fund
615 East Michigan St.                                    Services, LLC since
Milwaukee, WI 53202                                      July 2000.
----------------------------------------------------------------------------------------------------------



* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.


Compensation

     Each Independent Trustee receives $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is equally allocated among numerous portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                               Aggregate      Pension or Retirement Estimated Annual   Total Compensation
     Name of Person/      Compensation From   Benefits Accrued as    Benefits Upon   from Trust(2) Paid to
       Position               the Trust(1)    Part of Fund Expenses    Retirement           Trustees
----------------------------------------------------------------------------------------------------------

Walter E. Auch,                $19,500                None               None              $19,500
Trustee
------------------------ -------------------- --------------------- ---------------- ---------------------
Donald E. O'Connor,            $19,500                None               None              $19,500
Trustee
------------------------ -------------------- --------------------- ---------------- ---------------------
George T. Wofford III,         $19,000                None               None              $19,000
Trustee
------------------------ -------------------- --------------------- ---------------- ---------------------
James Clayburn LaForce         $14,500                None               None              $14,500
Trustee
------------------------ -------------------- --------------------- ---------------- ---------------------
George J. Rebhan,              $15,000                None               None              $15,000
Trustee
----------------------------------------------------------------------------------------------------------

(1)  For the fiscal year ended February 28, 2003.

(2) There are currently numerous different portfolios comprising the Trust. For the fiscal year ended February 28, 2003, trustees fees and expenses in the amount of $5,793 were allocated to the Fund.


Board Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

Fund Shares Beneficially Owned by Trustees


     As of December 31, 2002, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially owned shares of the Fund as December 31, 2002.


 Control Persons, Principal Shareholders, and Management Ownership


     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of May 31, 2003, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, as of December 31, 2002, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of May 31, 2003, the following shareholder was considered to be either a control person or principal shareholder of the
Fund:

Control Persons of The American Trust Allegiance Fund


------------------------------------------ ----------- ------------------

Name and Address                           % Ownership Type of Ownership
------------------------------------------ ----------- ------------------

Correstates Bank NA
William N. Lane Trust FC 1-9-81-22           13.33%          Record
FBO: Carolina Casperson
American Trust Company - Trustee
530 Walnut Street
Philadelphia, PA 19106


National Financial Services Corp.
For the Exclusive Benefit of its Customers    5.76%          Record
200 Liberty Street - Mut Funds 5
1 World Financial Center
New York, NY  10281-1003


------------------------------------------ ----------- ------------------


                      INVESTMENT ADVISOR AND OTHER SERVICES

Investment Advisor

     Subject to the supervision of the Board of Trustees, investment management and related services are provided by American Trust Investment Advisors, LLC (the "Advisor"), One Court Street, Lebanon, New Hampshire 03766, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

     Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986 (the "Code"), and other applicable law.

     Without limiting the generality of the foregoing, the Advisor has agreed to
(i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

     As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.


     During the fiscal years ended February 28, 2003, February 28, 2002 and February 28, 2001, the Advisor earned $210,433, $266,280 and $383,815 in advisory fees, respectively. During these periods, the Advisor agreed to limit total Fund operating expenses to 1.45% of average net assets annually. As a result, the Advisor waived $110,842, $99,649 and $44,373, respectively, of its fees during these periods.

     The Advisor is wholly-owned by American Trust Company, a financial services holding company, which is controlled by Paul H. Collins, its President.


     Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

     The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

     The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).


     In renewing the Advisory Agreement at an annual meeting of the Board on December 12 & 13, 2002, the Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; (e) the nature of the Fund's investments; and (f) the Advisor's history of complying with the 1940 Act in managing the Fund. After reviewing various information, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Fund and is capable to offer its services to the Fund, the fees paid by the Fund to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies of similar objectives and the Advisor's brokerage practices were reasonably efficient.


Service Providers

     Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days' written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.


     For the fiscal years ended February 28, 2003, February 28, 2002 and February 28, 2001, the Fund paid the Administrator $44,349, $56,064, $80,803, respectively, in fees.

Custodian and Transfer Agent

     U.S. Bank, National Association, located at 425 Walnut St., Cincinnati, Ohio 45202, acts as Custodian of the securities and other assets of the Fund. The Administrator also acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Administrator, Custodian and the Fund's Distributor are affiliated entities under the common control of U.S. Bancorp.

Independent Auditors and Legal Counsel

     Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103is the independent public accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105 is counsel to the Fund and provides counsel on legal matters relating to the Fund.


Distribution Agreement


     The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC (the "Distributor"), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor, Administrator and Custodian are affiliated companies.


     The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Board. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.


     Subject to such policies as the Advisor and the Board may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Board will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.


     On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.


     Brokerage commissions paid during the fiscal years ending February 28, 2003, February 28, 2002 and February 28, 2001 totaled $52,200, $47,158 and
$40,051, respectively.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage". For the fiscal years ended February 28, 2003, February 28, 2002 and February 28, 2001, the Fund had a portfolio turnover rate of 108.19%, 73.96% and 86.13%, respectively. The increase in the portfolio turnover rate between the fiscal years ended 2002 and 2003 was due to the increased volatility in the overall market during the fiscal year ended 2003.


                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

     The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of February 28, 2003 is as follows:


                            Net Assets
                 ---------------------------------  =  Net Asset Value Per Share
                        Shares Outstanding


                           $18,346,619
                 ---------------------------------  =  $10.94
                            1,676,355


     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.


     The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.


     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                     PURCHASE AND REDEMPTION OF FUND SHARES

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds. Orders paid by check and received by 2:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

     Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through Your Investment Representative

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

     If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Telephone Redemptions

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.


Redemptions-in-Kind


     Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


                                   TAX MATTERS


     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% or the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold a certain percentage of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

     The Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. In reports and other communications to shareholders or in advertising and sales literature, the Fund may also show the historical performance of other investment vehicles or groups of other mutual funds, and may compare tax equivalent yields to taxable yields. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between the Fund and the various indexes and reporting services which may be quoted by the Fund.


     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper"), Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

     where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended February 28, 2003 was as follows:



                                                         Since Inception
                  One Year         Five Years           (March 11, 1997)
                   -22.06%           -2.75%                   2.70%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through February 28, 2003. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended February 28, 2003 was as follows:

                                                     Since Inception
       One Year              Five Years              (March 11, 1997)
       -22.06%                 -3.04%                     2.44%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through February 28, 2003. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions and Redemptions):

     The Fund's quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


     The  average  annual  total  return  (after  taxes  on  distributions   and
redemptions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended February 28, 2003 was as follows:

                                                  Since Inception
        One Year         Five Years              (March 11, 1997)
        -13.55%            -2.10%                      2.25%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through February 28, 2003. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]
                     ---
                     cd

where"a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.


                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                               GENERAL INFORMATION


     The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 17 effective series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

     The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

     The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

     The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.


                              FINANCIAL STATEMENTS


     The annual report for the Fund for the fiscal year ended February 28, 2003 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                    APPENDIX


                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.



                                     PART C
                      (The American Trust Allegiance Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b) Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreement is filed herewith.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Operating Expenses Limitation Agreement is filed herewith.

     (v)  Power of Attorney is filed herewith.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Advisor was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.



Item 24.  Persons Controlled by or Under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated March 17, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, acts as Distributor for the following other investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
     Alternative Investment Advisors            Kit Cole Investment Trust
            Blue & White Fund                  Light Revolution Fund, Inc.
         Brandes Investment Trust                   The Lindner Funds
      Brandywine Advisors Fund, Inc.                   LKCM Funds
           Brazos Mutual Funds            Matrix Asset Advisor Value Fund, Inc.
              Buffalo Funds                        Monetta Fund, Inc.
     Builders Fixed Income Fund, Inc.                 Monetta Trust
            CCM Advisors Funds                         MUTUALS.com
       CCMA Select Investment Trust            MW Capital Management Funds
        Country Mutual Funds Trust                   Optimum Q Funds
            Cullen Funds Trust                     Permanent Portfolio
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
         Guinness Atkinson Funds                      Zodiac Trust
       Harding, Loevner Funds, Inc.
----------------------------------------- --------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- -------------------------------- --------------------------
James R. Schoenike  President, Board Member          None
Donna J. Berth      Treasurer                        None
Joe Redwine         Board Member                     None
Bob Kern            Board Member                     None
Eric W. Falkeis     Board Member                     None
------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

-------------------------------------- -----------------------------------------
Records Relating to:                   Are located at:
-------------------------------------- -----------------------------------------
Registrant's Fund Administrator, Fund  U.S. Bancorp Fund Services, LLC
Accountant and Transfer Agent          615 East Michigan Street, 3rd Floor
                                       Milwaukee, WI  53202
-------------------------------------- -----------------------------------------
Registrant's Custodian                 U.S. Bank, National Association
                                       425 Walnut Street
                                       Cincinnati, OH  45202
-------------------------------------- -----------------------------------------
Registrant's Investment Advisor        American Trust Investment Advisors, LLC
                                       One Court Street
                                       Lebanon, NH  03766
-------------------------------------- -----------------------------------------

Item 29.  Management Services Not Discussed in Parts A and B

          Not Applicable.

Item 30.  Undertakings

          Not Applicable.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 30th day of June, 2003.


                                             ADVISORS SERIES TRUST

                                             By: Eric M. Banhazl*
                                                 -------------------------------
                                                 Eric M. Banhazl
                                                 President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on June 30, 2003.

Signature                      Title

Eric M. Banhazl*               President and Trustee
----------------
Eric M. Banhazl

Walter E. Auch*                Trustee
---------------
Walter E. Auch

Donald E. O'Connor*            Trustee
-------------------
Donald E. O'Connor

George T. Wofford III*         Trustee
----------------------
George T. Wofford III

George J. Rebhan*              Trustee
-----------------
George J. Rebhan

James Clayburn LaForce*        Trustee
-----------------------
James Clayburn LaForce

/s/ Douglas G. Hess            Treasurer and Principal Financial
-------------------             and Accounting Officer
Douglas G. Hess


        * /s/ Douglas G. Hess
        ---------------------
              Douglas G. Hess
              Attorney-in-Fact pursuant to Power of Attorney.


EXHIBIT INDEX

Exhibit                                                           Exhibit No.

Investment Advisory Agreement                                     EX.99.d.
Operating Expenses Limitation Agreement                           EX.99.h.iv.
Power of Attorney                                                 EX.99.h.v.
Consent of Independent Accountants                                EX.99.j.